Annual Total Returns- Janus Henderson Overseas Portfolio (Service Shares) [BarChart] - Service Shares - Janus Henderson Overseas Portfolio - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(32.34%)	13.18%	14.28%	(12.10%)	(8.80%)	(6.71%)	30.80%	(15.14%)	26.71%	16.02%